3. Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits
NOTE 3.	DEPOSITS

As of December 31, 2020, and December 31, 2019, the Company had deposits of $-0- and $1,308,830, respectively. On June 8, 2020, the Company received a notice of termination of from Sunniva. The $1,308,830 deposit related to this potential Sunniva acquisition, which was not consummated, was non-refundable and was subsequently written off.